PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Summary of Property, Plant and Equipment

As at December 31, 2025 (millions of dollars)	Property, Plant and Equipment	Accumulated Depreciation	Construction in Progress	Total
Transmission	23,618	7,437	2,191	18,372
Distribution	15,338	5,053	304	10,589
Communication	1,539	1,327	57	269
Administration and service	2,578	1,101	46	1,523
Easements	821	124	—	697
	43,894	15,042	2,598	31,450

As at December 31, 2024 (millions of dollars)	Property, Plant and Equipment	Accumulated Depreciation	Construction in Progress	Total
Transmission	22,359	7,100	1,616	16,875
Distribution	14,335	4,813	318	9,840
Communication	1,511	1,242	45	314
Administration and service	2,382	1,063	134	1,453
Easements	733	122	—	611
	41,320	14,340	2,113	29,093